UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang and Robert W. Medway
Title:     Managers
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     May 15, 2007
     Robert W. Medway    New York, New York     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $1,321,251 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106    79996  1400000 SH       SOLE                  1400000
AMREP CORP NEW                 COM              032159105     9293   120300 SH       SOLE                   120300
ANNTAYLOR STORES CORP          COM              036115103    55262  1425000 SH       SOLE                  1425000
APACHE CORP                    COM              037411105    45955   650000 SH       SOLE                   650000
BIOLASE TECHNOLOGY INC         COM              090911108     1946   200000 SH       SOLE                   200000
CBS CORP NEW                   CL B             124857202    74946  2450000 SH       SOLE                  2450000
CIRCUIT CITY STORE INC         COM              172737108    64392  3475000 SH       SOLE                  3475000
CONSECO INC                    COM NEW          208464883    37844  2187500 SH       SOLE                  2187500
CORGI INTERNATIONAL LIMITED    SPON ADR NEW     21872Q202     5306  1105511 SH       SOLE                  1105511
DYNCORP INTL INC               CL A             26817C101    40277  2669104 SH       SOLE                  2669104
EMBARQ CORP                    COM              29078E105    95851  1701000 SH       SOLE                  1701000
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106    53130  2875000 SH       SOLE                  2875000
GRAFTECH INTL LTD              COM              384313102    63841  7030900 SH       SOLE                  7030900
HEWITT ASSOCS INC              COM              42822Q100   117426  4017300 SH       SOLE                  4017300
HOUSTON WIRE & CABLE CO        COM              44244K109    17092   610000 SH       SOLE                   610000
KEYNOTE SYS INC                COM              493308100    14762  1100000 SH       SOLE                  1100000
MARTHA STEWART LIVING OMNIME   CL A             573083102     8995   528800 SH       SOLE                   528800
MCGRAW HILL COS INC            COM              580645109   134381  2137100 SH       SOLE                  2137100
MEDIS TECHNOLOGIES LTD         COM              58500P107    11801   697866 SH       SOLE                   697866
NOVELIS INC                    COM              67000X106    59054  1338800 SH       SOLE                  1338800
REPUBLIC AWYS HLDGS INC        COM              760276105    60364  2629100 SH       SOLE                  2629100
RIVERBED TECHNOLOGY INC        COM              768573107     2764   100000 SH       SOLE                   100000
RYERSON INC                    COM              78375P107    56459  1425000 SH       SOLE                  1425000
SEAGATE TECHNOLOGY             SHS              G7945J104    62910  2700000 SH       SOLE                  2700000
SULPHCO INC                    COM              865378103     1430   418078 SH       SOLE                   418078
SUPERIOR INDS INTL INC         COM              868168105     7291   350000 SH       SOLE                   350000
SYMMETRY HLDGS INC             UNIT 99/99/9999  871545208    17164  2156250 SH       SOLE                  2156250
TENET HEALTHCARE CORP          COM              88033G100    38007  5910900 SH       SOLE                  5910900
TRAVELZOO INC                  COM              89421Q106    10807   293900 SH       SOLE                   293900
USEC INC                       COM              90333E108    32125  1976900 SH       SOLE                  1976900
WASHINGTON MUT INC             COM              939322103    40380  1000000 SH       SOLE                  1000000